June 6, 2014	27726.00011

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Matthews International Funds (the “Trust”) (333-196170)

Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14

Ladies and Gentlemen:

Transmitted herewith for filing is a copy of the Trust’s Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for filing under the Securities Act of 1933, as amended (the “Registration Statement”). This filing has been marked to show changes made since the filing of the Fund’s initial Registration Statement on Form N-14 on May 22, 2014 (SEC Accession No. 0001144204-14-033058). The Trust proposes that the Registration Statement become effective on or about June 30, 2014, and will submit a request for acceleration of effectiveness for such time upon the filing of the next pre-effective amendment to the Registration Statement. This Pre-Effective Amendment No. 1 to the Registration Statement is being filed in connection with the reorganization of The Japan Fund, a series of Nomura Partners Funds, Inc. into the Matthews Japan Fund, a series of the Trust for the purposes of including certain exhibits as well as to make certain other non-material changes.

Please call the undersigned at (212) 318-6052, or David Hearth at (415) 856-7007, with any questions or comments that you may have regarding the Registration Statement. Thank you.

Very truly yours,

/s/ Christopher J. Tafone

Christopher J. Tafone

for PAUL HASTINGS LLP

cc:	David A. Hearth, Paul Hastings LLP